Shareholder Fees - Retail - Vanguard US Growth Fund	Dec. 22, 2020 USD ($)
Investor Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20
Admiral Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20